Airport Concessions - Summary of Value of Concessions (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Amortization	$ 2,523,640	$ 1,846,891	$ 1,694,125
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 176,086,000		$ 176,086,000		$ 176,086,000
Translation effect for Amortization					$ (14,438)		$ (30,067)		$ (21,141)
Amortization	474,846	467,767	458,633
MBJA [Member] | Other airport concession [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Translation effects for concessions	$ (421,728)	$ 618,373	$ (452,218)
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Fair value date of acquisition				$ 7,146,500		$ 7,146,500		$ 7,146,500